SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                                      --------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:         HEALTHINVEST PARTNERS AB
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     Address:     ARSENALSGATAN 4
          ----------------------------------------
                  SE-111 47 STOCKHOLM, SWEDEN
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     Form 13F File Number: 028-
                                  -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Anders Hallberg
     Title:       Managing Director and CEO
     Phone:       011 46 (0) 8 440 38 31

     Signature, Place, and Date of Signing:

     /s/ ANDERS HALLBERG   Stockholm, Sweden     February 12, 2007
     --------------------  -----------------     ---------------------
        [Signature]          [City, State]            [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                0
                                                -----------------

     Form 13F Information Table Entry Total:          37
                                                -----------------

     Form 13F Information Table Value Total:         224,081
                                                -----------------
                                                  (thousands)
     List of Other Included Managers:

     None
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

COLUMN 1            COLUMN 2    COLUMN 3       COLUMN 4    COLUMN 5                 COLUMN 6     COLUMN 7  COLUMN 8
-----------------------------  -------------  ---------  ----------             --------------  --------  ---------
                    TITLE                      VALUE     SHARES/    SH/  PUT/     INVSTMT       OTHER     VOTING
                                                                                                          AUTHORITY
NAME OF ISSUER      OF CLASS       CUSIP      (X$1000)    PRN AMT    PRN  CALL     DSCRETN      MANAGERS    SOLE     SHARED  NONE
AFP Imaging           COM          001058 10 6    932      665,500      Sh          DEFINED       01         Sole
Allion Healthcare Inc COM          019615 10 3    9,853  1,376,130      Sh          DEFINED       01         Sole
Almost Family Inc     COM          020409 10 8    8,995    205,276      Sh          DEFINED       01         Sole
American Oriental
Bioengr In            COM          028731 10 7    5,018    430,000      Sh          DEFINED       01         Sole
America SVC Group Inc COM          02364L 10 9    6,659    417,000      Sh          DEFINED       01         Sole
Amerigroup Corp       COM          03073T 10 2    3,589    100,000      Sh          DEFINED       01         Sole
Angeion Corp          COM          03462H 40 4    4,254    347,847      Sh          DEFINED       01         Sole
Apria Healthcare
Group Inc             COM          037933 10 8    4,288    160,900      Sh          DEFINED       01          Sole
Arrhrythmia Resh
Technology I          COM PAR$0.01 042698 30 8    6,016    247,250      Sh          DEFINED       01          Sole
Bio Imaging
Technologies Inc      COM          09056N 10 3    8,595  1,066,374      Sh          DEFINED       01          Sole
Biosite Inc           COM          090945 10 6    4,885    100,000      Sh          DEFINED       01          Sole
Boston ScientificCorp COM          101137 10 7    6,528    380,000      Sh          DEFINED       01          Sole
Cutera Inc            COM          232109 10 8    9,941    368,201      Sh          DEFINED       01          Sole
Emergency Medical
SVCS Corp             CL A         29100P 10 2    7,884    375,800      Sh          DEFINED       01           Sole
Enpath Medical Inc    COM          29355Y 10 5    7,491    514,860      Sh          DEFINED       01           Sole
Health Grades Inc     COM          42218Q 10 2    1,620    360,900      Sh          DEFINED       01           Sole
Healthspring Inc      COM          42224N 10 1    3,256    160,000      Sh          DEFINED       01           Sole
Healthstream Inc      COM          42222N 10 3    1,474    373,168      Sh          DEFINED       01           Sole
Home Diagnostics
Inc Del               COM          437080 10 4    3,710    350,000      Sh          DEFINED       01           Sole
Integramed Amer Inc   COM NEW      45810N 30 2    9,392    624,058      Sh          DEFINED       01           Sole
Iomed Inc             COM          462028 10 1    1,708    621,197      Sh          DEFINED       01           Sole
Kensey Nash Corp      COM          490057 10 6    8,109    255,000      Sh          DEFINED       01           Sole
Lifecore Biomedical
Inc                   COM          532187 10 1    9,298    521,477      Sh          DEFINED       01           Sole
Medicines Co          COM          584688 10 5    6,820    215,000      Sh          DEFINED       01           Sole
Medtox Scientific Inc COM NEW      584977 20 1    1,866    140,000      Sh          DEFINED       01           Sole
Memry Corp            COM NEW      586263 20 4    3,668  1,485,400      Sh          DEFINED       01           Sole
Mentor Corp Minn      COM          587188 10 3   10,507    215,000      Sh          DEFINED       01           Sole
Microtek Medical
Hldgs Inc             COM          59515B 10 9    3,296    716,550      Sh          DEFINED       01           Sole
Neurometrix Inc       COM          641255 10 4    6,039    405,000      Sh          DEFINED       01           Sole
Nighthawk Radiology
Hldgs In              COM          65411N 10 5   11,978    469,736      Sh          DEFINED       01           Sole
Ophthalmic Imaging
Systems               COM          683737 20 9    4,133  1,252,397      Sh          DEFINED       01           Sole
PHC Inc- CL A         COM          693315 10 3    4,259  1,339,421      Sh          DEFINED       01           Sole
Somanetics Corp       COM NEW      834445 40 5    8,553    374,000      Sh          DEFINED       01           Sole
Theragenics Corp      COM          883375 10 7    3,898  1,257,540      Sh          DEFINED       01           Sole
Transcend
Services Inc          COM          893929 20 8    1,255    349,840      Sh          DEFINED       01           Sole
Trimeris Inc          COM          896263 10 0   20,867  1,641,743      Sh          DEFINED       01           Sole
Wellcare Health
Plans Inc             COM          94946T 10 6    3,445     50,000      Sh          DEFINED       01           Sole

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